AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 17, 2013

Registration No. 333-146328

811-06144

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 15

and

                      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 39

SEPARATE ACCOUNT VA DD

(Exact Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith

Monumental Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On April 26, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on March 22, 2013. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 14 to Form N-4, File No. 333-146328) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 16th day of April, 2013.

SEPARATE ACCOUNT VA DD

MONUMENTAL LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director, President, Chairman of the Board	2013
Brenda K. Clancy

*	Director	2013
Mark W. Mullin

*	Director and Chief Risk Officer	2013
Ralph L. Arnold

*	Director, Assistant Secretary, Senior Vice President, and General Counsel	2013
Craig D. Vermie

*	Senior Vice President and Corporate Controller	2013
Eric J. Martin

*	Director, Executive Vice President and Chief Financial Officer	2013
C. Michiel van Katwijk

*	Director, Senior Vice President and Chief Tax Officer	2013
Arthur C. Schneider

*	Director and Vice President	2013
Robert J. Kontz

/s/ Darin D. Smith	Vice President, Assistant Secretary and Managing Assistant General Counsel	April 16, 2013
Darin D. Smith

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.